UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07749

T. Rowe Price Financial Services Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Financial Services Fund

Investor Class (PRISX)

This annual shareholder report contains important information about Financial Services Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Services Fund - Investor Class	$96	0.83%

What drove fund performance during the past 12 months?

  Stocks of financial services companies produced strong gains in 2024, as the market was buoyed by generally favorable corporate earnings and the Federal Reserve’s three short-term interest rate cuts starting in September. The financials sector was also lifted by late-year expectations that the incoming Trump administration would pursue a more favorable regulatory environment for many industries in the sector.

  The banking industry was one of the fund’s largest allocations in 2024, and our positions in money center banks, such as Wells Fargo and Citigroup, generated strong double-digit returns. Capital markets companies and insurance companies also performed well.

  There were very few major detractors in absolute terms. Two holdings that declined in value were Global Payments, which we believe will benefit over time from decreased use of cash in favor of card payments, and title insurance company First American Financial, which we eliminated due to poor performance. Another factor that limited the fund’s gains was a small cash position that we maintained to take advantage of investment opportunities.

  The fund seeks to provide primarily long-term capital growth by investing in the common stocks of financial services companies, such as banks, as well as businesses that derive at least 50% of their revenues from conducting business with the financial services industry. Notable changes in positioning during the year were reduced exposure to banks, capital markets companies, and insurance companies and increased exposure to providers of payments and business services and, to a lesser extent, the consumer finance industry.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
2014	10,000	10,000	10,000	10,000
2015	10,126	10,180	9,938	9,968
2015	10,671	10,194	10,065	10,096
2015	9,784	9,455	9,476	9,536
2015	9,936	10,048	9,989	10,068
2016	9,212	10,145	9,611	9,736
2016	9,202	10,412	9,858	9,965
2016	10,067	10,870	10,419	10,507
2016	11,616	11,327	12,500	11,877
2017	11,970	11,978	12,745	12,234
2017	12,560	12,339	13,230	12,712
2017	13,169	12,903	13,905	13,334
2017	13,834	13,721	14,851	14,245
2018	14,091	13,633	14,818	14,174
2018	14,224	14,163	14,578	14,305
2018	14,313	15,172	14,975	14,920
2018	12,451	13,002	12,827	13,056
2019	13,698	14,828	14,110	14,681
2019	14,576	15,435	15,158	15,709
2019	15,129	15,614	15,426	16,124
2019	16,152	17,035	16,779	17,354
2020	11,072	13,475	11,144	12,396
2020	12,769	16,443	12,808	14,386
2020	12,964	17,957	13,056	14,855
2020	17,028	20,593	16,528	18,500
2021	20,421	21,900	19,294	21,478
2021	21,459	23,705	20,749	22,961
2021	22,339	23,681	21,381	23,612
2021	23,466	25,877	22,506	24,897
2022	22,840	24,512	21,863	24,350
2022	19,402	20,418	18,338	20,258
2022	18,645	19,506	17,824	19,686
2022	20,895	20,907	19,859	22,080
2023	19,377	22,408	18,683	20,871
2023	20,303	24,288	19,427	21,888
2023	20,542	23,497	19,403	22,051
2023	24,021	26,334	22,570	25,427
2024	27,066	28,973	24,928	28,394
2024	26,719	29,904	24,522	28,176
2024	29,254	31,767	27,271	31,142
2024	31,434	32,604	29,332	33,214

202501-4140694, 202502-4108500

F117-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Financial Services Fund (Investor Class)	30.86%	14.25%	12.13%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
MSCI US IMI/Financials 5% Capped Index (Strategy Benchmark)	29.96	11.82	11.36
Russell 3000 Financial Index (Previous Benchmark)	30.62	13.86	12.75

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,824,141
  Number of Portfolio Holdings96
  Investment Advisory Fees Paid (000s)$9,503
  Portfolio Turnover Rate46.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Money Center Banks	17.5%
Payments	12.4
Large Regional Banks	9.6
Primary Commercial	7.0
Brokerage & Wealth Managers	6.9
Consumer Finance	6.3
Life & Health	5.1
Alternative Asset Managers	4.5
Traditional Asset Managers	3.4
Other	27.3

Top Ten Holdings (as a % of Net Assets)

Bank of America	4.8%
Wells Fargo	4.5
JPMorgan Chase	4.3
Mastercard	4.3
Visa	4.1
Citigroup	3.9
Charles Schwab	3.4
Chubb	2.7
Berkshire Hathaway	2.5
Marsh & McLennan	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Frank Russell Company "LSE" do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Financial Services Fund

Investor Class (PRISX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Financial Services Fund

I Class (TFIFX)

This annual shareholder report contains important information about Financial Services Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Services Fund - I Class	$79	0.68%

What drove fund performance during the past 12 months?

  Stocks of financial services companies produced strong gains in 2024, as the market was buoyed by generally favorable corporate earnings and the Federal Reserve’s three short-term interest rate cuts starting in September. The financials sector was also lifted by late-year expectations that the incoming Trump administration would pursue a more favorable regulatory environment for many industries in the sector.

  The banking industry was one of the fund’s largest allocations in 2024, and our positions in money center banks, such as Wells Fargo and Citigroup, generated strong double-digit returns. Capital markets companies and insurance companies also performed well.

  There were very few major detractors in absolute terms. Two holdings that declined in value were Global Payments, which we believe will benefit over time from decreased use of cash in favor of card payments, and title insurance company First American Financial, which we eliminated due to poor performance. Another factor that limited the fund’s gains was a small cash position that we maintained to take advantage of investment opportunities.

  The fund seeks to provide primarily long-term capital growth by investing in the common stocks of financial services companies, such as banks, as well as businesses that derive at least 50% of their revenues from conducting business with the financial services industry. Notable changes in positioning during the year were reduced exposure to banks, capital markets companies, and insurance companies and increased exposure to providers of payments and business services and, to a lesser extent, the consumer finance industry.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark	Previous Benchmark
11/29/16	500,000	500,000	500,000	500,000
12/31/16	526,368	508,515	525,594	521,486
3/31/17	542,623	537,720	535,889	537,203
6/30/17	569,573	553,935	556,257	558,165
9/30/17	597,377	579,257	584,641	585,492
12/31/17	627,707	615,967	624,447	625,497
3/31/18	639,818	611,997	623,044	622,371
6/30/18	646,097	635,796	612,969	628,135
9/30/18	650,358	681,090	629,637	655,120
12/31/18	566,055	583,679	539,353	573,262
3/31/19	623,062	665,648	593,269	644,643
6/30/19	663,244	692,907	637,337	689,771
9/30/19	688,357	700,962	648,618	707,992
12/31/19	735,399	764,731	705,517	762,010
3/31/20	504,281	604,904	468,551	544,310
6/30/20	581,843	738,150	538,539	631,676
9/30/20	590,983	806,115	548,973	652,274
12/31/20	776,362	924,466	694,954	812,322
3/31/21	931,692	983,141	811,254	943,085
6/30/21	979,042	1,064,150	872,429	1,008,200
9/30/21	1,019,751	1,063,067	899,004	1,036,772
12/31/21	1,071,469	1,161,694	946,298	1,093,181
3/31/22	1,042,897	1,100,375	919,282	1,069,190
6/30/22	886,343	916,599	771,072	889,502
9/30/22	852,116	875,677	749,454	864,385
12/31/22	955,435	938,568	835,024	969,498
3/31/23	886,143	1,005,960	785,539	916,441
6/30/23	928,878	1,090,328	816,824	961,057
9/30/23	940,172	1,054,851	815,813	968,239
12/31/23	1,099,754	1,182,191	948,990	1,116,488
3/31/24	1,239,563	1,300,639	1,048,133	1,246,736
6/30/24	1,224,272	1,342,467	1,031,083	1,237,163
9/30/24	1,340,676	1,426,091	1,146,669	1,367,419
12/31/24	1,441,376	1,463,644	1,233,317	1,458,408

202501-4140694, 202502-4108500

F247-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Financial Services Fund (I Class)	31.06%	14.41%	13.99%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.20
MSCI US IMI/Financials 5% Capped Index (Strategy Benchmark)	29.96	11.82	11.81
Russell 3000 Financial Index (Previous Benchmark)	30.62	13.86	14.15

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,824,141
  Number of Portfolio Holdings96
  Investment Advisory Fees Paid (000s)$9,503
  Portfolio Turnover Rate46.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Money Center Banks	17.5%
Payments	12.4
Large Regional Banks	9.6
Primary Commercial	7.0
Brokerage & Wealth Managers	6.9
Consumer Finance	6.3
Life & Health	5.1
Alternative Asset Managers	4.5
Traditional Asset Managers	3.4
Other	27.3

Top Ten Holdings (as a % of Net Assets)

Bank of America	4.8%
Wells Fargo	4.5
JPMorgan Chase	4.3
Mastercard	4.3
Visa	4.1
Citigroup	3.9
Charles Schwab	3.4
Chubb	2.7
Berkshire Hathaway	2.5
Marsh & McLennan	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI and Frank Russell Company "LSE" do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Financial Services Fund

I Class (TFIFX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	14,450	14,753
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRISX Financial Services Fund
TFIFX Financial Services
Fund–
.
I Class

T. ROWE PRICE Financial Services Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 35.35 $ 31.37 $ 35.97 $ 26.90 $ 28.17
Investment activities
Net investment income
(1)(2)
0.55 0.65 0.62 0.53 0.40
Net realized and unrealized
gain/loss 10.46 4.04 (4.57) 9.62 1.08
Total from investment
activities 11.01 4.69 (3.95) 10.15 1.48
Distributions
Net investment income (0.53) (0.71) (0.62) (0.45) (0.40)
Net realized gain (3.20) — (0.03) (0.63) (2.35)
Total distributions (3.73) (0.71) (0.65) (1.08) (2.75)
NET ASSET VALUE
End of period $ 42.63 $ 35.35 $ 31.37 $ 35.97 $ 26.90
Ratios/Supplemental Data
Total return
(2)(3)
30.86% 14.96% (10.95)% 37.81% 5.42%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.84% 0.88% 0.86% 0.80% 0.86%
Net expenses after waivers/
payments by Price Associates 0.83% 0.83% 0.83% 0.80% 0.86%
Net investment income 1.34% 2.08% 1.86% 1.54% 1.66%
Portfolio turnover rate 46.9% 30.2% 38.0% 15.4% 52.9%
Net assets, end of period (in
thousands) $1,055,958 $734,435 $960,327 $1,684,598 $692,171
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Financial Services Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 35.24 $ 31.30 $ 36.00 $ 26.89 $ 28.16
Investment activities
Net investment income
(1)(2)
0.61 0.71 0.70 0.56 0.45
Net realized and unrealized
gain/loss 10.44 4.01 (4.61) 9.64 1.07
Total from investment
activities 11.05 4.72 (3.91) 10.20 1.52
Distributions
Net investment income (0.57) (0.78) (0.76) (0.46) (0.44)
Net realized gain (3.20) — (0.03) (0.63) (2.35)
Total distributions (3.77) (0.78) (0.79) (1.09) (2.79)
NET ASSET VALUE
End of period $ 42.52 $ 35.24 $ 31.30 $ 36.00 $ 26.89
Ratios/Supplemental Data
Total return
(2)(3)
31.06% 15.11% (10.83)% 38.01% 5.57%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.71% 0.70% 0.68% 0.69%
Net expenses after
waivers/payments by Price
Associates 0.68% 0.69% 0.69% 0.68% 0.69%
Net investment income 1.49% 2.26% 2.17% 1.64% 1.87%
Portfolio turnover rate 46.9% 30.2% 38.0% 15.4% 52.9%
Net assets, end of period (in
thousands) $768,183 $572,217 $583,651 $266,473 $136,730
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Financial Services Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  96.7%
BANKS  31.0%
Community Banks  0.9%
Flagstar Financial  345,666 3,225
New York Community Bancorp, Warrants, 3/7/31, Acquisition
Date: 3/7/24, Cost $— (1)(2) 622 1,373
UMB Financial  110,400 12,460
17,058
International Banks  1.1%
BAWAG Group (EUR)  91,263 7,687
Canadian Imperial Bank of Commerce (CAD) (3) 137,800 8,717
ING Groep (EUR)  182,429 2,859
19,263
Large Regional Banks  9.6%
East West Bancorp  310,700 29,753
Huntington Bancshares  959,440 15,610
Popular  254,926 23,978
Regions Financial  811,600 19,089
Synovus Financial  285,600 14,631
U.S. Bancorp  462,700 22,131
Webster Financial  485,517 26,810
Western Alliance Bancorp  274,461 22,929
174,931
Money Center Banks  17.5%
Bank of America  1,979,600 87,003
Citigroup  1,009,100 71,031
JPMorgan Chase  328,100 78,649
Wells Fargo  1,162,541 81,657
318,340
Trust Banks  1.9%
State Street  347,775 34,134
34,134
Total Banks 563,726
CAPITAL MARKETS  20.3%
Alternative Asset Managers  4.5%
Apollo Global Management  158,300 26,145
CVC Capital Partners (EUR) (2) 465,251 10,288
KKR  141,400 20,914
StepStone Group, Class A  302,400 17,503

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
TPG  128,400 8,069
82,919
Brokerage & Wealth Managers  6.9%
Ameriprise Financial  11,100 5,910
Charles Schwab  833,737 61,705
Julius Baer Group (CHF)  125,417 8,136
LPL Financial Holdings  73,700 24,064
Raymond James Financial  170,850 26,538
126,353
Business Development Companies  0.5%
Barings BDC (3) 311,542 2,982
Main Street Capital (3) 57,975 3,396
Trinity Capital (3) 195,524 2,829
9,207
Exchanges  3.0%
Cboe Global Markets  49,106 9,596
CME Group  25,954 6,027
Intercontinental Exchange  213,381 31,796
London Stock Exchange Group (GBP)  51,313 7,243
54,662
Investment Banks  2.0%
Goldman Sachs Group  16,900 9,677
Lazard  136,300 7,017
Morgan Stanley  121,213 15,239
UBS Group (CHF)  154,351 4,726
36,659
Traditional Asset Managers  3.4%
Affiliated Managers Group  68,400 12,648
Blackrock  13,173 13,504
Invesco  326,100 5,700
Janus Henderson Group  256,400 10,905
Virtus Investment Partners  48,300 10,654
WisdomTree (3) 802,000 8,421
61,832
Total Capital Markets 371,632
CONSUMER FINANCE  5.8%
Consumer Finance  5.8%
American Express  31,700 9,408
Capital One Financial  191,892 34,218
Discover Financial Services  148,700 25,759

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
OneMain Holdings  110,200 5,745
SLM  656,800 18,115
SoFi Technologies (2) 781,000 12,027
Total Consumer Finance 105,272
INSURANCE  24.4%
Brokers  2.6%
Marsh & McLennan  162,864 34,594
TWFG (2) 12,062 371
Willis Towers Watson  41,996 13,155
48,120
International Insurance  0.6%
AXA (EUR)  55,435 1,973
Great-West Lifeco (CAD)  279,500 9,269
11,242
Life & Health  5.1%
Corebridge Financial  745,888 22,325
Equitable Holdings  489,250 23,078
MetLife  375,554 30,750
Voya Financial  252,919 17,408
93,561
Miscellaneous Insurance  2.5%
Berkshire Hathaway, Class B (2) 98,797 44,783
44,783
Primary Commercial  7.0%
American International Group  340,923 24,819
Chubb  178,464 49,310
Hartford Financial Services Group  224,029 24,509
James River Group Holdings  677,526 3,299
Palomar Holdings (2) 22,360 2,361
SiriusPoint (2) 252,700 4,142
Travelers  78,984 19,026
127,466
Primary Personal Lines  3.3%
Allstate  166,145 32,031
Progressive  115,964 27,786
59,817
Reinsurance  3.3%
Axis Capital Holdings  199,039 17,639
Everest Group  35,164 12,746

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Gallop Holdings - Ascot Group, Acquisition Date: 11/8/24,
Cost $12,263 (1)(2)(4)(5) 12,263,172 12,140
RenaissanceRe Holdings  73,393 18,261
60,786
Total Insurance 445,775
MORTGAGE FINANCE  1.0%
Mortgage  1.0%
Essent Group  122,500 6,669
PennyMac Financial Services  108,824 11,115
Total Mortgage Finance 17,784
PAYMENTS & BUSINESS SERVICES &
MISCELLANEOUS  13.2%
Business Services  0.4%
Allfunds Group (EUR) (3) 1,384,114 7,242
7,242
Payments  12.4%
Corpay (2) 34,300 11,608
Fiserv (2) 121,700 25,000
Global Payments  87,400 9,794
Mastercard, Class A  148,682 78,291
PayPal Holdings (2) 249,300 21,278
Visa, Class A  235,172 74,324
Western Union  590,900 6,263
226,558
Rating Agencies & Miscellaneous  0.4%
S&P Global  14,000 6,972
6,972
Total Payments & Business Services & Miscellaneous 240,772
Total Miscellaneous Common Stocks  1.0% (6) 18,117
Total Common Stocks (Cost $1,221,260) 1,763,078
CONVERTIBLE PREFERRED STOCKS  0.1%
CAPITAL MARKETS  0.1%
Exchanges  0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $353 (1)(2)(5)(7) 712 390
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $213 (1)(2)(5)(7) 712 390

T. ROWE PRICE Financial Services Fund

Shares $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $841 (1)(2)(5)(7) 961 526
Total Capital Markets 1,306
INSURANCE  0.0%
Primary Commercial  0.0%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $2,207 (1)
(2)(5) 133,551 1,176
Total Insurance 1,176
Total Convertible Preferred Stocks (Cost $3,614) 2,482
SHORT-TERM INVESTMENTS  3.0%
Money Market Funds  3.0%
T. Rowe Price Government Reserve Fund, 4.53% (4)(8) 54,457,256 54,457
Total Short-Term Investments (Cost $54,457) 54,457
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.53% (4)(8) 7,793,927 7,794
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 7,794
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.53% (4)(8) 5,286,414 5,286
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 5,286
Total Securities Lending Collateral (Cost $13,080) 13,080
Total Investments in Securities
100.5% of Net Assets
(Cost $1,292,411) $ 1,833,097

T. ROWE PRICE Financial Services Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $15,995 and represents 0.9% of net assets.
(2) Non-income producing
(3) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(4) Affiliated Companies
(5) See Note 2. Level 3 in fair value hierarchy.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Seven-day yield
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound

T. ROWE PRICE Financial Services Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Gallop Holdings - Ascot Group  $ — $ (123) $ —
T. Rowe Price Government Reserve Fund,
4.53% — — 1,965++
Totals $ —# $ (123) $ 1,965+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Gallop Holdings - Ascot Group  $ — $ 12,263 $ — $ 12,140
T. Rowe Price Government
Reserve Fund, 4.53% 46,865  ¤  ¤ 67,537
Total $ 79,677^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $1,965 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $79,800.

T. ROWE PRICE Financial Services Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,292,411) $ 1,833,097
Receivable for investment securities sold 3,558
Receivable for shares sold 2,766
Dividends receivable 1,832
Foreign currency (cost $97) 97
Other assets 1,550
Total assets 1,842,900
Liabilities
Obligation to return securities lending collateral 13,080
Payable for investment securities purchased 3,007
Payable for shares redeemed 1,237
Investment management fees payable 1,005
Due to affiliates 149
Payable to directors 1
Other liabilities 280
Total liabilities 18,759
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,824,141

T. ROWE PRICE Financial Services Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 554,956
Paid-in capital applicable to 42,834,504 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,269,185
NET ASSETS $ 1,824,141
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,055,958; Shares outstanding: 24,769,823) $ 42.63
I Class
(Net assets: $768,183; Shares outstanding: 18,064,681) $ 42.52

T. ROWE PRICE Financial Services Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $384) $ 32,949
Securities lending 132
Other 8
Total income 33,089
Expenses
Investment management 9,642
Shareholder servicing
Investor Class $ 1,542
I Class 186 1,728
Prospectus and shareholder reports
Investor Class 47
I Class 11 58
Custody and accounting 230
Registration 75
Legal and audit 51
Directors 5
Miscellaneous 18
Waived / paid by Price Associates (139)
Total expenses 11,668
Net investment income 21,421

T. ROWE PRICE Financial Services Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 157,875
Foreign currency transactions (25)
Net realized gain 157,850
Change in net unrealized gain / loss
Securities 210,579
Other assets and liabilities denominated in foreign currencies (88)
Change in net unrealized gain / loss 210,491
Net realized and unrealized gain / loss 368,341
INCREASE IN NET ASSETS FROM OPERATIONS $ 389,762

T. ROWE PRICE Financial Services Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 21,421 $ 27,960
Net realized gain 157,850 19,432
Change in net unrealized gain / loss 210,491 122,627
Increase in net assets from operations 389,762 170,019
Distributions to shareholders
Net earnings
Investor Class (85,405) (14,525)
I Class (62,750) (12,550)
Decrease in net assets from distributions (148,155) (27,075)
Capital share transactions
*
Shares sold
Investor Class 498,204 123,096
I Class 168,065 75,488
Distributions reinvested
Investor Class 83,267 14,041
I Class 58,477 11,609
Shares redeemed
Investor Class (389,745) (443,931)
I Class (142,386) (160,573)
Increase (decrease) in net assets from capital
share transactions 275,882 (380,270)
Net Assets
Increase (decrease) during period 517,489 (237,326)
Beginning of period 1,306,652 1,543,978
End of period $ 1,824,141 $ 1,306,652
*Share information (000s)
Shares sold
Investor Class 11,823 3,892
I Class 4,016 2,415
Distributions reinvested
Investor Class 1,902 401
I Class 1,339 333
Shares redeemed
Investor Class (9,732) (14,125)
I Class (3,528) (5,157)
Increase (decrease) in shares outstanding 5,820 (12,241)

T. ROWE PRICE Financial Services Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Financial Services Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks long-term growth of capital and a modest level of income. The fund has two classes of shares:
the Financial Services Fund (Investor Class) and the Financial Services
Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized

T. ROWE PRICE Financial Services Fund

gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Financial Services Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Financial Services Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Financial Services Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,679,095 $ 71,843 $ 12,140 $ 1,763,078
Convertible Preferred Stocks — — 2,482 2,482
Short-Term Investments 54,457 — — 54,457
Securities Lending Collateral 13,080 — — 13,080
Total $ 1,746,632 $ 71,843 $ 14,622 $ 1,833,097

T. ROWE PRICE Financial Services Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $12,355,000; the value of cash collateral and related investments was $13,080,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $836,734,000 and
$698,537,000, respectively, for the year ended December 31, 2024.

T. ROWE PRICE Financial Services Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 36,939 $ 27,075
Long-term capital gain 111,216 —
Total distributions $ 148,155 $ 27,075

T. ROWE PRICE Financial Services Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax
($000s)
Cost of investments $ 1,293,852
Unrealized appreciation $ 549,694
Unrealized depreciation (10,492)
Net unrealized appreciation (depreciation) $ 539,202
($000s)
Undistributed ordinary income $ 9,031
Undistributed long-term capital gain 6,723
Net unrealized appreciation (depreciation) 539,202
Total distributable earnings (loss) $ 554,956

T. ROWE PRICE Financial Services Fund

liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and

T. ROWE PRICE Financial Services Fund

acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $1,089,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $903,000 for T. Rowe Price Services, Inc.; and $47,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class
Expense limitation/I Class Limit 0.83% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $(109) $(30)

T. ROWE PRICE Financial Services Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was charged $1,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $14,000. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, approximately 10% of the outstanding shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Financial Services Fund

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Financial Services Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Financial Services Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Financial
Services Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Financial Services Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Financial Services Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Financial Services Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$126,673,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $29,654,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $24,486,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F117-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Financial Services Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025